72712  4/01
Prospectus Supplement
dated April 12, 2001 to:
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Putnam New Century Growth Fund
to Prospectuses dated October 30, 2000

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officer of Putnam Management has had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. His experience as a portfolio manager or investment analyst over at least the last five years is also shown.

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Manager                  Since    Experience
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Roland W. Gillis         1997     1995--Present         Putnam Management
Managing Director
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